UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL 60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              98

Form 13F Information Table Value Total:  $    2,707,634
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------------- --------- -------- ----------------- ---------- -------- --------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ------------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ALLISON TRANSMISSION HLDGS I COM                 01973R101     5231   260000 SH       SOLE                  260000      0    0
ALLISON TRANSMISSION HLDGS I COM                 01973R951      648    32200 SH  PUT  SOLE                   32200      0    0
ALLSCRIPTS HEALTHCARE SOLUTN COM                 01988P108     7452   600000 SH       SOLE                  600000      0    0
ALPHA NATURAL RESOURCES INC  COM                 02076X902     8672  1320000 SH  CALL SOLE                 1320000      0    0
ALPHA NATURAL RESOURCES INC  COM                 02076X102    13403  2040000 SH       SOLE                 2040000      0    0
ALPHA NATURAL RESOURCES INC  NOTE 2.375% 4/15    02076XAA0     8790  9950000 PRN      SOLE                 9950000      0    0
ALPHA NATURAL RESOURCES INC  COM                 02076X952    13107  1995000 SH  PUT  SOLE                 1995000      0    0
AMERICAN GREETINGS CORP      CL A                026375105     1680   100000 SH       SOLE                  100000      0    0
AMERIGROUP CORP              COM                 03073T102    93259  1020000 SH       SOLE                 1020000      0    0
ANADARKO PETE CORP           COM                 032511907    48042   687100 SH  CALL SOLE                  687100      0    0
ANADARKO PETE CORP           COM                 032511107    68522   980000 SH       SOLE                  980000      0    0
ANADARKO PETE CORP           COM                 032511957    57278   819200 SH  PUT  SOLE                  819200      0    0
ANCESTRY COM INC             COM                 032511108     4211   140000 SH       SOLE                  140000      0    0
ARIBA INC                    COM                 04033V203   129920  2900000 SH       SOLE                 2900000      0    0
ATP OIL & GAS CORPORATION    COM                 00208J108      252  1800000 SH       SOLE                 1800000      0    0
ATP OIL & GAS CORPORATION    COM                 00208J958      127   910000 SH  PUT  SOLE                  910000      0    0
AVIS BUDGET GROUP            COM                 053774105      615    40000 SH       SOLE                   40000      0    0
BANK OF AMERICA CORPORATION  COM                 060505104     1810   205000 SH       SOLE                  205000      0    0
BANK OF AMERICA CORPORATION  7.25%CNV PFD L      060505682      436      400 SH       SOLE                     400      0    0
BEST BUY INC                 COM                 086516901      442    25700 SH  CALL SOLE                   25700      0    0
BRIGHTPOINT INC              COM                 109473405     1076   120000 SH       SOLE                  120000      0    0
BURGER KING WORLDWIDE INC    COM                 121220107     2667   191319 SH       SOLE                  191319      0    0
CHICAGO BRIDGE & IRON CO N V COM                 167250909     1965    51600 SH  CALL SOLE                   51600      0    0
CHIQUITA BRANDS INTL INC     NOTE 4.250% 8/16    170032AT3    10610 12005000 PRN      SOLE                12005000      0    0
CITIZENS REPUBLIC BANCORP IN COM                 174420307      983    50800 SH       SOLE                   50800      0    0
COLLECTIVE BRANDS INC        COM                 19421W100    31542  1452900 SH       SOLE                 1452900      0    0
COVENTRY HEALTH CARE INC     COM                 222862104   108394  2600000 SH       SOLE                 2600000      0    0
CUMULUS MEDIA INC            CL A                231082108      436   158994 SH       SOLE                  158994      0    0
DELPHI AUTOMOTIVE PLC        COM                 G27823956    11786   380200 SH  PUT  SOLE                  380200      0    0
DELPHI AUTOMOTIVE PLC        SHS                 G27823106    40300  1300000 SH       SOLE                 1300000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM                 256743905     1043    12000 SH  CALL SOLE                   12000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM                 256743105   224327  2580550 SH       SOLE                 2580550      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM                 256743955     9667   111200 SH  PUT  SOLE                  111200      0    0
DUFF & PHELPS CORP           CL A                26433B107     1028    75558 SH       SOLE                   75558      0    0
DUN & BRADSTREET CORP        COM                 26483E900     1847    23200 SH  CALL SOLE                   23200      0    0
EQUINIX INC                  COM                 29444U902     3091    15000 SH  CALL SOLE                   15000      0    0
EQUINIX INC                  COM                 29444U952     4121    20000 SH  PUT  SOLE                   20000      0    0
FACEBOOK INC                 COM                 30303M902      650    30000 SH  CALL SOLE                   30000      0    0
FACEBOOK INC                 CL A                30303M102    25994  1200100 SH       SOLE                 1200100      0    0
FACEBOOK INC                 COM                 30303M952     2383   110000 SH  PUT  SOLE                  110000      0    0
FOCUS MEDIA HLDG LTD         COM                 34415V959     5850   250000 SH  PUT  SOLE                  250000      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR       34415V109    19656   840000 SH       SOLE                  840000      0    0
FUSHI COPPERWELD INC         COM                 36113E107    25997  2860000 SH       SOLE                 2860000      0    0
GENERAL MTRS CO              COM                 37045V950    20805   914500 SH  PUT  SOLE                  914500      0    0
GENERAL MTRS CO              *W  EXP  07/10/2016 37045V118    13662   991446 SH       SOLE                  991446      0    0
GENERAL MTRS CO              *W  EXP  07/10/2019 37045V126     8189   991438 SH       SOLE                  991438      0    0
GENON ENERGY INC             COM                 37244E107     2720  1075000 SH       SOLE                 1075000      0    0
GEOEYE INC                   COM                 37250W108     4025   152288 SH       SOLE                  152288      0    0
GOLDMAN SACHS GROUP INC      COM                 38141G104     1364    12000 SH       SOLE                   12000      0    0
GRACE W R                    COM                 38388F908     3173    53700 SH  CALL SOLE                   53700      0    0
GRACE W R                    COM                 38388F108    18315   310000 SH       SOLE                  310000      0    0
HEARTWARE INTL INC           COM                 422368100    25786   272900 SH       SOLE                  272900      0    0
HEARTWARE INTL INC           NOTE 3.500%12/17    422368AA8    20968 17000000 PRN      SOLE                17000000      0    0
HERTZ GLOBAL HOLDINGS INC    COM                 42805T905     4119   300000 SH  CALL SOLE                  300000      0    0
HOMESTREET INC               COM                 43785V102     7339   192840 SH       SOLE                  192840      0    0
JPMORGAN CHASE & CO          COM                 46625H900    45281  1118600 SH  CALL SOLE                 1118600      0    0
JPMORGAN CHASE & CO          COM                 46625H950    20827   514500 SH  PUT  SOLE                  514500      0    0
JPMORGAN CHASE & CO          COM                 46625H100    45149  1115346 SH       SOLE                 1115346      0    0
KINDER MORGAN INC            COM                 49456B101      355    10000 SH       SOLE                   10000      0    0
KINDER MORGAN INC            *W EXP 05/25/2017   49456B119     3929  1125881 SH       SOLE                 1125881      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------------- --------- -------- ----------------- ---------- -------- --------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ------------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
KIPS BAY MED INC             COM                 49726K105      266   146000 SH       SOLE                  146000      0    0
LEAP WIRELESS INTL INC       COM                 521863308    33710  4950011 SH       SOLE                 4950011      0    0
LEAP WIRELESS INTL INC       COM                 521863958    36197  5315000 SH  PUT  SOLE                 5315000      0    0
LYONDELLBASELL INDUSTRIES    COM                 N53745900    32969   638200 SH  CALL SOLE                  638200      0    0
LYONDELLBASELL INDUSTRIES    COM                 N53745950    15736   304600 SH  PUT  SOLE                  304600      0    0
LYONDELLBASELL INDUSTRIES    SHS - A -           N53745100    14981   290000 SH       SOLE                  290000      0    0
MCMORAN EXPLORATION CO       COM                 582411904     1262   107400 SH  CALL SOLE                  107400      0    0
MCMORAN EXPLORATION CO       COM                 582411104     6051   515000 SH       SOLE                  515000      0    0
MCMORAN EXPLORATION CO       COM                 582411954     5648   480700 SH  PUT  SOLE                  480700      0    0
MEAD JOHNSON NUTRITION CO    COM                 582839906      769    10500 SH  CALL SOLE                   10500      0    0
MEDICIS PHARMACEUTICAL CORP  CL A                584690309     7777   179725 SH       SOLE                  179725      0    0
NEXEN INC                    COM                 65334H102   105414  4160000 SH       SOLE                 4160000      0    0
NEXEN INC                    COM                 65334H952    21395   844300 SH  PUT  SOLE                  844300      0    0
ONYX PHARMACEUTICALS INC     COM                 683399909    63375   750000 SH  CALL SOLE                  750000      0    0
ONYX PHARMACEUTICALS INC     COM                 683399109     1666    19713 SH       SOLE                   19713      0    0
ONYX PHARMACEUTICALS INC     COM                 683399959    50700   600000 SH  PUT  SOLE                  600000      0    0
PAR PHARMACEUTICAL COS INC   COM                 69888P106    37325   746800 SH       SOLE                  746800      0    0
QUEST SOFTWARE INC           COM                 74834T103     7000   250000 SH       SOLE                  250000      0    0
SANOFI                       RIGHT 12/31/2020    80105N113     2604  1550000 SH       SOLE                 1550000      0    0
SEARS HLDGS CORP             COM                 812350956     2067    40000 SH  PUT  SOLE                   40000      0    0
SHAW GROUP INC               COM                 820280105   105521  2419100 SH       SOLE                 2419100      0    0
SHAW GROUP INC               COM                 820280955    17989   412400 SH  PUT  SOLE                  412400      0    0
SIRIUS XM RADIO INC          COM                 82967N108    10360  4000000 SH       SOLE                 4000000      0    0
SIRIUS XM RADIO INC          COM                 82967N958    10360  4000000 SH  PUT  SOLE                 4000000      0    0
SIX FLAGS ENTMT CORP         COM                 83001A102    86201  1466000 SH       SOLE                 1466000      0    0
SPDR S&P 500 ETF TR          COM                 78462F903    35993   250000 SH  CALL SOLE                  250000      0    0
SPDR S&P 500 ETF TR          COM                 78462F953   544207  3780000 SH  PUT  SOLE                 3780000      0    0
SPDR S&P 500 ETF TR          TR UNIT             78462F103     4679    32500 SH       SOLE                   32500      0    0
STEWART ENTERPRISES INC      CL A                860370105    90720 10800000 SH       SOLE                10800000      0    0
TALBOTS INC                  *W EXP 04/09/2015   874161110        0  1339985 SH       SOLE                 1339985      0    0
TPC GROUP INC                COM                 89236Y104      792    19400 SH       SOLE                   19400      0    0
TURQUOISE HILL RES LTD       COM                 900435108    11872  1400000 SH       SOLE                 1400000      0    0
TURQUOISE HILL RES LTD       COM                 900435958     9922  1170000 SH  PUT  SOLE                 1170000      0    0
VENOCO INC                   COM                 92275P307    21384  1800000 SH       SOLE                 1800000      0    0
VISTEON CORP                 COM                 92839U906     1556    35000 SH  CALL SOLE                   35000      0    0
WALTER ENERGY INC            COM                 93317Q905    21911   675000 SH  CALL SOLE                  675000      0    0
WALTER ENERGY INC            COM                 93317Q105    20612   635010 SH       SOLE                  635010      0    0
WALTER ENERGY INC            COM                 93317Q955    21326   657000 SH  PUT  SOLE                  657000      0    0